--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER

             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

             Commission File Number of issuing entity: 333-131760-01

                          CHASE AUTO OWNER TRUST 2006-A
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131760

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
              (Exact name of depositor as specified in its charter)

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                 (State or other jurisdiction of incorporation
                     or organization of the issuing entity)

                                   13-4994650
                      (I.R.S. Employer Identification No.)

1111 Polaris Parkway, Columbus Ohio                                      43240
-----------------------------------                                      -----
(Address of principal executive offices                               (Zip Code)
       of issuing entity)

                                 (800) 992-7169
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Each class of securities to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of securities to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes |X| No|_|

--------------------------------------------------------------------------------

                        PART I - DISTRIBUTION INFORMATION


ITEM 1 - Distribution and Pool Performance Information.


Response to Item 1 is set forth in Exhibit 99.1

                           PART II - OTHER INFORMATION


ITEM 9 - Exhibits


(a) The following is a list of documents filed as part of this Report on Form 10-D:


      Exhibit 99.1 Monthly Report relating to October 16, 2006 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

--------------------------------------------------------------------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:   October 19, 2006

                                       JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
                                       (Depositor)

                                       By:      /s/ William J. Schiralli

                                             Name: William J. Schiralli
                                             Title: Vice President


                                                           EXHIBIT INDEX


Exhibit No.       Description
----------        --------------------------------------------------------------

99.1              Monthly Report relating to distribution on October 16, 2006.

                                                                     Page 1 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             DISTRIBUTION IN DOLLARS

-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
 CLASS        ORIGINAL            BEGINNING         PRINCIPAL        INTEREST          TOTAL      REALIZED DEFERRED     ENDING
             FACE VALUE           PRINCIPAL                                                        LOSSES  INTEREST    PRINCIPAL
                                   BALANCE                                                                              BALANCE
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
  A1        330,000,000.00      184,048,990.36    39,370,027.48      823,619.23    40,193,646.71     0.00    0.00    144,678,962.88
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
  A2        270,000,000.00      270,000,000.00             0.00    1,208,250.00     1,208,250.00     0.00    0.00    270,000,000.00
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
  A3        399,000,000.00      399,000,000.00             0.00    1,775,550.00     1,775,550.00     0.00    0.00    399,000,000.00
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
  A4        138,580,000.00      138,580,000.00             0.00      618,990.67       618,990.67     0.00    0.00    138,580,000.00
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
 CERT        26,460,000.00       26,460,000.00             0.00      120,613.50       120,613.50     0.00    0.00     26,460,000.00
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------
TOTALS    1,164,040,000.00    1,018,088,990.36    39,370,027.48    4,547,023.40    43,917,050.88     0.00    0.00    978,718,962.88
-------   -----------------   -----------------   --------------   -------------   --------------   ------   -----   ---------------

                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
 CLASS     CUSIP       BEGINNING         PRINCIPAL        INTEREST        TOTAL      ENDING PRINCIPAL    CURRENT
                       PRINCIPAL                                                                        PASS-THRU
                                                                                                           RATE
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
  A1        N/A        557.72421321    119.30311358     2.49581585    121.79892942      438.42109964    5.370000%
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
  A2     161445AA9   1,000.00000000      0.00000000     4.47500000      4.47500000    1,000.00000000    5.370000%
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
  A3     161445AB7   1,000.00000000      0.00000000     4.45000000      4.45000000    1,000.00000000    5.340000%
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
  A4     161445AC5   1,000.00000000      0.00000000     4.46666669      4.46666669    1,000.00000000    5.360000%
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
 CERT    161445AD3   1,000.00000000      0.00000000     4.55833333      4.55833333    1,000.00000000    5.470000%
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------
TOTALS                 874.61684337     33.82188540     3.90624326     37.72812866      840.79495797
------   ---------   ---------------   -------------   ------------   -------------   ---------------   ----------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                   Kirk Dodson
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                                   600 Travis
                              Houston, Texas 77002
                      Tel: (713) 216-7947 / Fax: (713) 216-4880
                           Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase
Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 2 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                         STATEMENT TO CERTIFICATEHOLDERS

                             Beginning Collection Period               09/01/06
                             Ending Collection Period                  09/30/06
                             Beginning Interest Accrual Period         09/15/06
                             Ending Interest Accrual Period            10/14/06
                             Determination Date                        10/10/06
                             Record Date                               10/13/06
                             Payment Date                              10/16/06

I.   Servicing Fee                                                                           898,292.75
     Servicing Fee per $1000                                                                 0.73446069

II.  Administration Fee                                                                        1,000.00
     Administration Fee per $1000                                                            0.00081762

III. Initial Number of Accounts                                                                  71,888
     Initial Pool Balance                                                              1,223,064,435.42
     Less: Initial Yield Supplement Overcollateralization Amount                          47,257,975.12
     Initial Adjusted Pool Balance                                                     1,175,806,460.30

     Number of Accounts at the beginning of the Collection Period                                68,187
     Pool Balance at the beginning of the Collection Period                            1,077,951,294.19
     Less: Initial Yield Supplement Overcollateralization Amount                          41,118,984.99
     Adjusted Pool Balance at the beginning of the Collection Period                   1,036,832,309.20
     Adjusted Pool Factor at the beginning of the Collection Period                              0.8818

     Number of Accounts at the end of the Collection Period                                      67,142
     Pool Balance at the end of the Collection Period                                  1,038,055,062.93
     Less:  Yield Supplement Overcollateralization Amount                                 39,362,243.66
     Adjusted Pool Balance at the end of the Collection Period                           998,692,819.27
     Adjusted Pool Factor at the end of the Collection Period                                    0.8494

IV.  Repurchase Amounts for Repurchased Receivable
     By Seller                                                                                     0.00
     By Servicer                                                                              32,528.02
     TOTAL                                                                                    32,528.02

V.   Realized Net Losses for Collection Period                                               288,297.53

VI.  Total Distribution Amount                                                            44,979,016.89
     Servicing Fee                                                                           898,292.75
     Administration Fee                                                                        1,000.00
     Noteholders Distribution Amount                                                      43,796,437.38
     Certficateholders Distribution Amount                                                   120,613.50
     Distribution to Class R Certificates                                                    162,673.26

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 3 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

I.    Available Amount in the Collection Account

      A. Credits
      1. Payments from Obligors Applied to Collection Period
      a. Principal Payments                                                               39,562,561.01
      b. Other Interest Payments                                                           5,370,982.85
      c. Total                                                                            44,933,543.86

      2. Proceeds from Repurchased Receivables
      a. Principal Payments (Current Period)                                                  32,427.71
      b. Interest Payments (Current Period)                                                      100.31
      c. Total                                                                                32,528.02

      3. Recovery of Defaulted Receivables                                                    12,945.01

      4. Advance Recoveries Before Cut-off Date
      a. Principal                                                                               718.69
      b. Interest                                                                                  0.00
      c. Total                                                                                   718.69

      5. Net Adjustments                                                                           0.00

      6. Total Credits                                                                    44,979,735.58

      B. Debits
      1. Advance Recovery Amount
      a. Principal                                                                               718.69
      b. Interest.                                                                                 0.00
      c. Total                                                                                   718.69

      2. Reversal of Defaulted Contracts                                                           0.00

      3. Total Debits                                                                            718.69

      C. Total Available Amount (Lines A-B)                                               44,979,016.89

II.   Monthly Disbursements
      A. Servicing Fee
      a. Monthly Servicing Fee                                                               898,292.75
      b. Unpaid Monthly Servicing Fee                                                              0.00
      c. Total                                                                               898,292.75
      B. Administrative Fee
      a. Monthly Administration Fee                                                            1,000.00
      b. Unpaid Monthly Administration Fee                                                         0.00
      c. Total                                                                                 1,000.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 4 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

      C. Noteholders' Interest Distributable Amount
      Class A-1  Monthly Interest                                                            823,619.23
      Class A-1  Carryover Shortfall                                                               0.00
      Class A-1  Total                                                                       823,619.23
      Class A-2  Monthly Interest                                                          1,208,250.00
      Class A-2  Carryover Shortfall                                                               0.00
      Class A-2  Total                                                                     1,208,250.00
      Class A-3  Monthly Interest                                                          1,775,550.00
      Class A-3  Carryover Shortfall                                                               0.00
      Class A-3  Total                                                                     1,775,550.00
      Class A-4  Monthly Interest                                                            618,990.67
      Class A-4  Carryover Shortfall                                                               0.00
      Class A-4  Total                                                                       618,990.67
      Total for Notes  Monthly Interest                                                    4,426,409.90
      Total for Notes  Carryover Shortfall                                                         0.00
      Total for Notes  Total                                                               4,426,409.90
      D. Certificateholders' Interest Distributable Amount
      Certificate Monthly Interest                                                           120,613.50
      Certificate Carryover Shortfall                                                              0.00
      Certificate Total                                                                      120,613.50
      Total for Certificates  Monthly Interest                                               120,613.50
      Total for Certificates  Carryover Shortfall                                                  0.00
      Total for Certificates  Total                                                          120,613.50
      E.  Noteholders' Principal Distributable Amount
      Class A-1  Monthly Principal                                                        39,370,027.48
      Class A-1  Carryover Shortfall                                                               0.00
      Class A-1  Total                                                                    39,370,027.48
      Class A-2  Monthly Principal                                                                 0.00
      Class A-2  Carryover Shortfall                                                               0.00
      Class A-2  Total                                                                             0.00
      Class A-3  Monthly Principal                                                                 0.00
      Class A-3  Carryover Shortfall                                                               0.00
      Class A-3  Total                                                                             0.00
      Class A-4  Monthly Principal                                                                 0.00
      Class A-4  Carryover Shortfall                                                               0.00
      Class A-4  Total                                                                             0.00
      Total for Notes  Monthly Principal                                                  39,370,027.48
      Total for Notes  Carryover Shortfall                                                         0.00
      Total for Notes  Total                                                              39,370,027.48
      F. Certificateholders' Principal Distributable Amount
      Certificate Monthly Principal                                                                0.00
      Certificate Carryover Shortfall                                                              0.00
      Certificate Total                                                                            0.00
      Total for Certificates  Monthly Principal                                                    0.00
      Total for Certificates  Carryover Shortfall                                                  0.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 5 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

      Total for Certificates  Total                                                                0.00
      G.  Total Disbursements                                                             44,816,343.63

III.  Payment Deficiency Amount

      A. Scheduled Disbursements(items 1 through 5 in Waterfall Distribution)              5,446,316.15
      B. Available Amount                                                                 44,979,016.89
      C. Payment Deficiency Amount(max of lines A-B and 0)                                         0.00

IV.   Pool Balance Reduction Allocation for Collection Period
      A. Beginning Pool Balance                                                        1,077,951,294.19

      B. Pool Balance Reduction
      1. Available Principal
      a.  Principal Payments                                                              39,562,561.01
      b.  From Repurchased Receivables                                                        32,427.71
      c.  Total                                                                           39,594,988.72

      2.  From Defaulted Receivables                                                         301,242.54

      3.  Total Pool Balance Reduction                                                    39,896,231.26

      C. Ending Pool Balance                                                           1,038,055,062.93

      D. Allocations

      1. Monthly Principal Allocation
      a.  Notes                                                                           39,370,027.48
      b.  Certificates                                                                             0.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 6 of 8
                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

V.    Delinquency and Defaults

      A. Delinquency

                   Group Totals
          ----------------------- -------------- ------------  ------------
                  Period             Number      Delinquency    Principal
                                                    Amount       Balance
          ----------------------- -------------- ------------  ------------
                30-59 days             400         304,816.41  6,978,705.78
          ----------------------- -------------- ------------  ------------
                60-89 days             85          102,904.64  1,646,180.64
          ----------------------- -------------- ------------  ------------
               90-119 days             46           65,571.25    757,853.87
          ----------------------- -------------- ------------  ------------
               120-149 days            17           34,298.61    386,275.45
          ----------------------- -------------- ------------  ------------
               150-179 days             4           14,867.87    109,105.58
          ----------------------- -------------- ------------  ------------
               180-209 days             0                0.00          0.00
          ----------------------- -------------- ------------  ------------
               210-239 days             0                0.00          0.00
          ----------------------- -------------- ------------  ------------
                240+ days               0                0.00          0.00
          ----------------------- -------------- ------------  ------------
                  Total                552         522,458.78  9,878,121.32
          ----------------------- -------------- ------------  ------------

      B. Principal amount of loans in defaulted receivables                                  301,242.54

      C. Delinquency Percentage
      1. Outstanding principal balance for delinquency >= 60 days                          2,899,415.54
      2. Pool Principal Ending Balance                                                 1,038,055,062.93
      3. Delinquency Percentage                                                             0.27931231%

      D. Net Loss Ratio for Current Period:
      1. Principal Balance of Defaulted Receivables                                          301,242.54
      2. Principal Recoveries on Defaulted Receivables                                        12,945.01
      3. Average Pool Balance for Collection Period                                    1,058,003,178.56
      4. Net Loss Ratio for Current Period (12*(1-2)/3)                                     0.32699055%

      Weighted Average Coupon                                                                   6.0232%

      Weighted Average Original Maturity (Months)                                               47.0000

      Weighted Average Remaining Maturity (Months)                                              42.7927

VI.   Calculation of Target Overcollateralization Amount Greater of:
      (A) 2.00% of Ending Adjusted Pool Balance                                           19,973,856.39
      (B) 0.50% of Original Adjusted Pool Balance                                          5,879,032.30
      Target Overcollateralization Amount:                                                19,973,856.39

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

VII.  Calculation of Priority Principal Distribution Amount
      Beginning Note Balance                                                             991,628,990.36
      Less: Ending Adjusted Pool Balance                                                 998,692,819.27

      Priority Principal Distribution Amount:                                                      0.00

VIII.  Calculation of Target Principal Distribution Amount
      Beginning Note Balance and Certificate Balance                                   1,018,088,990.36

      Less:
      Ending Adjusted Pool Balance                                                       998,692,819.27
      Less: Target Overcollateralization Amount                                           19,973,856.39

      Target Principal Distribution Amount:                                               39,370,027.48

IX.    Calculation of Regular Principal Distribution Amount
      Target Principal Distribution Amount                                                39,370,027.48
      Less: Priority Principal Distribution Amount                                                 0.00

      Regular Principal Distribution Amount:                                              39,370,027.48

X.    Calculation of Noteholders' Principal Distribution Amount
      (X)Beginning Note Balance                                                          991,628,990.36
      Less: the lesser of:
      (A) 93.25% of the End. Adj. Pool Bal.                                              931,281,053.97
      (B) the difference of (i) the End.Adj. Pool Balance and (ii) the
         Target OC Amount                                                                978,718,962.88

      Noteholders' Principal Distribution Amount                                          60,347,936.39

XI    Calculation of Certificateholders' Principal Distribution Amount
      Target Principal Distribution Amount                                                39,370,027.48
      Less: Noteholders' Principal Distribution Amount                                    39,370,027.48

      Certificateholders' Principal Distribution Amount:                                           0.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                October 16, 2006

                             MONTHLY SERVICER REPORT

XII.  Distribution Waterfall

      Total Available Collections                                                         44,979,016.89
      1. Less Servicer Fee                                                                   898,292.75
      2. Less Administration Fee                                                               1,000.00
      Total Available to Trust                                                            44,079,724.14
      3. Less Note Interest Distribution                                                   4,426,409.90
      4. Less Available Priority Payment                                                           0.00
      5. Less Certificate Interest Distribution                                              120,613.50
      6. Less Available Regular Principal Distribution                                    39,370,027.48
      7. Distribution to Class R Certificate                                                 162,673.26

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.